JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 1.9%
Northrop Grumman Corp.	844	389,739
Automobiles — 1.1%
Tesla, Inc. *	1,099	227,933
Banks — 3.1%
Truist Financial Corp.	3,840	130,941
US Bancorp	3,503	126,276
Wells Fargo & Co.	10,596	396,104
		653,321
Beverages — 2.7%
Coca-Cola Co. (The)	9,007	558,694
Biotechnology — 8.0%
AbbVie, Inc.	4,458	710,415
Biogen, Inc. *	692	192,411
Regeneron Pharmaceuticals, Inc. *	585	481,149
Vertex Pharmaceuticals, Inc. *	920	289,824
		1,673,799
Broadline Retail — 3.7%
Amazon.com, Inc. *	7,405	764,846
Building Products — 1.3%
Trane Technologies plc	1,512	278,264
Capital Markets — 5.4%
Ameriprise Financial, Inc.	752	230,391
Morgan Stanley	5,409	474,945
S&P Global, Inc.	1,214	418,394
		1,123,730
Chemicals — 2.7%
Eastman Chemical Co.	2,163	182,447
PPG Industries, Inc.	2,822	376,902
		559,349
Construction Materials — 1.0%
Vulcan Materials Co.	1,164	199,759
Consumer Finance — 1.1%
American Express Co.	1,371	226,165
Consumer Staples Distribution & Retail — 0.8%
Dollar General Corp.	828	174,197
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	4,899	190,515
Electric Utilities — 4.8%
NextEra Energy, Inc.	8,791	677,576
PG&E Corp. * (a)	13,491	218,151
Xcel Energy, Inc.	1,601	107,971
		1,003,698

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 2.0%
Eaton Corp. plc	2,483	425,461
Energy Equipment & Services — 2.1%
Baker Hughes Co.	15,164	437,627
Financial Services — 2.4%
Mastercard, Inc., Class A	1,364	495,579
Ground Transportation — 2.4%
Norfolk Southern Corp.	1,473	312,194
Uber Technologies, Inc. *	5,622	178,216
		490,410
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	3,767	188,464
Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	1,475	696,918
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	1,732	484,422
Industrial REITs — 2.5%
Prologis, Inc., REIT	4,175	520,892
Insurance — 1.2%
Progressive Corp. (The)	1,805	258,156
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A *	8,206	851,244
Meta Platforms, Inc., Class A *	992	210,217
		1,061,461
Machinery — 2.1%
Deere & Co.	1,073	443,031
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips	2,971	294,786
Pioneer Natural Resources Co.	1,763	360,004
		654,790
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	7,474	518,010
Professional Services — 0.5%
Leidos Holdings, Inc.	1,096	100,894
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc. *	1,504	147,393
ASML Holding NV (Registered), NYRS (Netherlands)	109	74,036
NVIDIA Corp.	1,784	495,667
NXP Semiconductors NV (China)	3,286	612,802
Teradyne, Inc.	1,069	114,913
		1,444,811
Software — 11.7%
Intuit, Inc.	596	265,937

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Microsoft Corp.	6,571	1,894,317
Oracle Corp.	2,963	275,281
		2,435,535
Specialty Retail — 3.3%
Lowe's Cos., Inc.	2,433	486,500
TJX Cos., Inc. (The)	2,444	191,562
		678,062
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	7,113	1,172,982
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	2,105	258,170
Total Common Stocks (Cost $14,264,354)		20,789,684
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $114,250)	114,215	114,249
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	524	525
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	105	105
Total Investment of Cash Collateral from Securities Loaned (Cost $630)		630
Total Short-Term Investments (Cost $114,880)		114,879
Total Investments — 100.1% (Cost $14,379,234)		20,904,563
Liabilities in Excess of Other Assets — (0.1)%		(23,923)
NET ASSETS — 100.0%		20,880,640

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $626.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,904,563	$—	$—	$20,904,563

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$594,276	$5,143,444	$5,623,558	$117	$(30)	$114,249	114,215	$6,513	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	—	317,000	316,500	25	—(c)	525	524	1,209	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	9	265,143	265,047	—	—	105	105	182	—
Total	$594,285	$5,725,587	$6,205,105	$142	$(30)	$114,879		$7,904	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.